Derivative Instruments and Hedging Activities - Summary of Cross Currency Swap Agreements (Details) - Cross-currency swap agreements kr in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 NOK (kr)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) $	$ (54,887)
NIBOR | 3.70%
Derivative [Line Items]
Derivative, Notional Amount	$ 134,000	kr 1,000,000
Derivative, Basis Spread on Variable Rate	3.70%	3.70%
Fixed Rate Payable	5.92%	5.92%
Fair Value / Carrying Amount of Asset (Liability) $	$ 24,532
Weighted- Average Remaining Term (Years)	7 months 6 days
NIBOR | 6.00%
Derivative [Line Items]
Derivative, Notional Amount	$ 146,500	kr 1,200,000
Derivative, Basis Spread on Variable Rate	6.00%	6.00%
Fixed Rate Payable	7.72%	7.72%
Fair Value / Carrying Amount of Asset (Liability) $	$ (15,474)
Weighted- Average Remaining Term (Years)	2 years 1 month 6 days
NIBOR | 4.60%
Derivative [Line Items]
Derivative, Notional Amount	$ 102,000	kr 850,000
Derivative, Basis Spread on Variable Rate	4.60%	4.60%
Fixed Rate Payable	7.89%	7.89%
Fair Value / Carrying Amount of Asset (Liability) $	$ (14,881)
Weighted- Average Remaining Term (Years)	3 years 10 months 24 days